BANK LOANS	12 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
BANK LOANS

8. BANK LOANS

The Company’s bank loans were revolving loans denominated in HKD from DBS Bank (Hong Kong) Limited, and were due and renewable every three months.

As of June 30, 2024 and 2025, bank loans were HKD3,500,000 and HKD Nil respectively with interest from 6.37% to 7.15% and nil respectively. The bank loans were secured by (i) a personal undertaking and personal guarantee given by Ms. Leung and (ii) a charge over a premise owned by Ms. Leung.

During the year ended December 31, 2023, the six months ended June 30, 2024 and the year ended June 30, 2025, the Company recorded interest expense on bank loans of HKD122,677, HKD112,607 and HKD274,867 (US$35,239), respectively.